United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2002

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/14/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total: 229,527(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
AMB PPTY CORP                              C   00163T10   $6,287      229800SH           SOLE                                229800
APARTMENT INVT & MGMT CO                   C   03748R10   $7,102      189500SH           SOLE                                189500
ARCHSTONE-SMITH TR                         C   39583109   $5,244      222800SH           SOLE                                222800
AVALONBAY CMNTYS INC                       C   5348410    $8,282      211600SH           SOLE                                211600
BOSTON PPTYS INC                           C   10112110  $11,069      300300SH           SOLE                                300300
BROOKFIELD PPTYS CORP                      C   11290010   $8,451      418400SH           SOLE                                418400
CATELLUS DEV CORP                          C   14911110   $4,490      226200SH           SOLE                                226200
CHELSEA PPTY GROUP INC                     C   16342110   $3,664      110000SH           SOLE                                110000
EQUITY OFFICE PPTYS TR                     C   29474110  $13,320      533254SH           SOLE                                533254
EQUITY RESIDENTIAL                         C   29476L10  $13,076      532000SH           SOLE                                532000
ESSEX PPTY TR                              C   29717810   $4,068       80000SH           SOLE                                 80000
HARRAHS ENTMT INC                          C   41361910   $4,383      110700SH           SOLE                                110700
HEALTH CARE PPTY INVS INC                  C   42191510   $7,836      204600SH           SOLE                                204600
HOME PPTYS NY INC                          C   43730610   $1,126       32700SH           SOLE                                 32700
HOSPITALITY PPTYS TR                       C   44106M10   $5,223      148400SH           SOLE                                148400
HOST MARRIOTT CORP NEW                     C   44107P10   $6,302      712200SH           SOLE                                712200
KILROY RLTY CORP                           C   49427F10   $4,566      198100SH           SOLE                                198100
KIMCO RLTY CORP                            C   49446R10    $946        30900SH           SOLE                                 30900
LEXINGTON CORPORATE PPTYS TR               C   52904310   $2,082      131000SH           SOLE                                131000
MANUFACTURED HOME CMNTYS INC               C   56468210   $4,299      145100SH           SOLE                                145100
MILLS CORP                                 C   60114810   $4,846      165200SH           SOLE                                165200
PAN PAC RETAIL PPTYS INC                   C   69806L10   $6,688      183100SH           SOLE                                183100
PROLOGIS TR                                C   74341010  $11,616      461900SH           SOLE                                461900
PS BUSINESS PKS INC CALIF                  C   69360J10   $3,994      125600SH           SOLE                                125600
PUBLIC STORAGE INC                         C   74460D10  $10,510      325300SH           SOLE                                325300
RECKSON ASSOCS RLTY CORP                   C   75621K10   $7,159      340100SH           SOLE                                340100
REGENCY CTRS CORP                          C   75884910   $7,584      234100SH           SOLE                                234100
ROUSE CO                                   C   77927310   $5,509      173800SH           SOLE                                173800
SIMON PPTY GROUP INC NEW                   C   82880610  $11,781      345800SH           SOLE                                345800
SL GREEN RLTY CORP                         C   78440X10   $8,402      265900SH           SOLE                                265900
STARWOOD HOTELS & RESORTS WO               C   85590A20   $8,319      350450SH           SOLE                                350450
TAUBMAN CENTERS INC                        C   876664103  $3,697      227800SH           SOLE                                227800
UNITED DOMINION RLTY TR INC                C   91019710   $5,621      343600SH           SOLE                                343600
VORNADO RLTY TR                            C   92904210  $11,985      322200SH           SOLE                                322200


















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